Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of financial instruments classification based on its recognition

		December 31, 2023				December 31, 2022
Financial assets	Notes	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total
Current
Cash and cash equivalents	23	3,609	-	-	3,609	4,736	-	-	4,736
Short-term investments	23	-	-	51	51	-	-	61	61
Derivative financial instruments	20	-	-	271	271	-	-	342	342
Accounts receivable	11	362	-	3,835	4,197	538	-	3,781	4,319
		3,971	-	4,157	8,128	5,274	-	4,184	9,458
Non-current
Judicial deposits	28(d)	798	-	-	798	1,215	-	-	1,215
Restricted cash	14	4	-	-	4	77	-	-	77
Derivative financial instruments	20	-	-	544	544	-	-	196	196
Investments in equity securities	14	-	45	-	45	-	7	-	7
		802	45	544	1,391	1,292	7	196	1,495
Total of financial assets		4,773	45	4,701	9,519	6,566	7	4,380	10,953

Financial liabilities
Current
Suppliers and contractors	13	5,272	-	-	5,272	4,461	-	-	4,461
Derivative financial instruments	20	-	-	36	36	-	-	90	90
Loans and borrowings	23	824	-	-	824	307	-	-	307
Leases	24	197	-	-	197	182	-	-	182
Liabilities related to the concession grant	14(a)	591	-	-	591	416	-	-	416
Other financial liabilities - Related parties	31	290	-	-	290	400	-	-	400
Contract liability and financial liabilities	14	759	-	-	759	766	-	-	766
		7,933	-	36	7,969	6,532	-	90	6,622
Non-current
Derivative financial instruments	20	-	-	95	95	-	-	186	186
Loans and borrowings	23	11,647	-	-	11,647	10,874	-	-	10,874
Leases	24	1,255	-	-	1,255	1,349	-	-	1,349
Participative shareholders' debentures	22	-	-	2,874	2,874	-	-	2,725	2,725
Liabilities related to the concession grant	14(a)	3,278	-	-	3,278	2,554	-	-	2,554
Financial guarantees	32	-	-	-	-	-	-	103	103
		16,180	-	2,969	19,149	14,777	-	3,014	17,791
Total of financial liabilities		24,113	-	3,005	27,118	21,309	-	3,104	24,413

Schedule of assets and liabilities measured and recognized at fair value

		December 31, 2023				December 31, 2022
	Notes	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments	23	51	-	-	51	61	-	-	61
Derivative financial instruments	20	-	815	-	815	-	538	-	538
Accounts receivable	11	-	3,835	-	3,835	-	3,781	-	3,781
Investments in equity securities	14	-	45	-	45	-	7	-	7
		51	4,695	-	4,746	61	4,326	-	4,387

Financial liabilities
Derivative financial instruments	20	-	131	-	131	-	276	-	276
Participative shareholders' debentures	22	-	2,874	-	2,874	-	2,725	-	2,725
Financial guarantees	32	-	-	-	-	-	103	-	103
		-	3,005	-	3,005	-	3,104	-	3,104

Schedule of fair value and carrying amounts of loans and financing

	December 31, 2023		December 31, 2022
	Carrying amount	Fair value	Carrying amount	Fair value
Quoted in the secondary market:
Bonds	7,253	7,404	6,256	6,253
Debentures	221	213	240	225
Debt contracts in Brazil in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	250	250	280	278
R$, with fixed interest	-	-	2	2
Basket of currencies and bonds in US$ indexed to SOFR	153	168	-	-
Debt contracts in the international market in:
US$, with variable and fixed interest	4,504	4,950	4,304	4,391
Other currencies, with variable interest	9	9	9	9
Other currencies, with fixed interest	81	85	90	91
	12,471	13,079	11,181	11,249